Advances to suppliers	12 Months Ended
Dec. 31, 2017
Advances to suppliers [Abstract]
Advances to suppliers	Note 8 - Advances to suppliers Advances to suppliers as of December 31, 2017 and 2016 consisted of the following:
	December 31,
	2017	2016

Advances to suppliers	$226	$-
	$226	$-